Schedule of Investments
(unaudited)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Ireland — 9.0%
(a)(b)
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.43%, 04/25/39 . EUR 2,220 $ 2,603,599
Arini European CLO V DAC
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.40%, 01/15/39 .... 2,780 3,251,005
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 5.00%, 01/15/39 .... 480 562,748
Arini European CLO VII DAC, Series
7X, Class A, (3-mo. EURIBOR
at 1.30% Floor + 1.30%), 3.40%,
01/15/39 ................. 3,710 4,352,207
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 2.97%, 01/16/31 . 370 434,723
Aurium CLO VIII DAC, Series 8X, Class
AR, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.56%, 10/16/38 . 3,710 4,356,400
Avoca CLO XIV DAC, Series 14X,
Class SUB, 0.00%, 01/12/31
(c)(d)
.. 1,500 567,577
Bridgepoint CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 3.41%, 10/15/39 . 3,710 4,360,783
CIFC European Funding CLO II
DAC, Series 2X, Class AR, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.50%, 10/15/39 ............ 8,340 9,788,523
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.30%, 10/15/37 . 480 555,426
Contego CLO VII DAC, Series 7X,
Class AR, (3-mo. EURIBOR at
1.33% Floor + 1.33%), 3.50%,
01/23/38 ................. 1,850 2,172,674
CVC Cordatus Loan Fund XXX DAC,
Series 30X, Class AR, (3-mo.
EURIBOR at 1.25% Floor + 1.25%),
3.23%, 05/15/37 ............ 2,000 2,344,402
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor + 1.23%),
3.21%, 02/15/38 ............ 2,590 3,036,424
Hambridge Euro CLO 1 DAC, Series
1X, Class A, (3-mo. EURIBOR
at 1.37% Floor + 1.37%), 3.61%,
10/20/38 ................. 3,710 4,360,950
Hambridge Euro CLO 2 DAC, Series
2X, Class A, (3-mo. EURIBOR
at 1.26% Floor + 1.26%), 3.46%,
01/20/39 ................. 1,500 1,762,853
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 3.12%, 07/25/34 . 1,316 1,544,745
Henley CLO Xi DAC, Series 11X, Class
A, (3-mo. EURIBOR at 1.20% Floor
+ 1.20%), 3.36%, 04/25/39 ..... 2,040 2,390,444
Henley CLO XVII DAC
Series 17X, Class A, (3-mo.
EURIBOR at 1.28% Floor +
1.28%), 0.00%, 07/15/38 .... 2,000 2,347,300
Series 17X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 0.00%, 07/25/39 .... 957 1,123,183
Security
Par (000)
Par (000) Value
Ireland (continued)
Otranto Park CLO DAC, Series 1X,
Class AR, (3-mo. EURIBOR at
1.30% Floor + 1.30%), 3.50%,
10/15/39 ................. EUR 2,141 $ 2,516,559
Palmer Square European CLO DAC,
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor + 1.34%),
3.54%, 10/15/37 ............ 1,700 1,997,087
Providus CLO XV DAC, Series 15X,
Class A, (3-mo. EURIBOR at 1.31%
Floor + 1.31%), 0.00%, 07/20/38 . 1,429 1,677,146
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor + 1.22%),
3.39%, 10/25/37 ............ 2,220 2,602,286
Signal Harmonic CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 1.40% Floor + 1.40%), 3.60%,
07/15/38 ................. 3,710 4,360,750
Sona Fios CLO III DAC, Series 3X,
Class A, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.56%, 04/20/37 . 1,420 1,676,013
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor + 1.18%),
3.42%, 04/16/39 ............ 2,960 3,466,818
Tikehau CLO XII DAC, Series 12X,
Class A, (3-mo. EURIBOR at 1.34%
Floor + 1.34%), 3.58%, 10/20/38 . 1,700 1,999,674
72,212,299
United Kingdom — 0.5%
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight
Index Average + 1.92%), 5.67%,
12/15/34 ............... GBP 1,518 1,905,577
Series B2,  (Sterling Overnight
Index Average at 2.08% Floor +
2.20%), 5.95%, 03/15/36
(b)
... 310 383,867
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)
.... 939 1,318,763
3,608,207
United States — 0.4%
Silver Point Euro CLO DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 3.45%, 01/15/39
(a)(b)
EUR 3,020 3,557,171
Total Asset-Backed Securities — 9.9%
(Cost: $77,260,172) .............................. 79,377,677
Shares
Shares
Common Stocks
Bermuda — 0.0%
Travelport Technology Ltd.
(d)(e)
..... 70 76,410
Canada — 0.0%
Algoma Steel Group, Inc. ........ 15,539 72,567
Chile — 0.0%
WOM New Holdco
(d)(e)
........... 440 6,600
Germany — 0.0%
ADLER Group SA
(d)(e)
........... 983,215 12

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Luxembourg — 0.1%
(d)
Altice France Lux 3 ............ 32,758 $ 667,045
New Topco
(e)
................. 59,462 1
667,046
United Kingdom — 0.0%
(d)
Genius Sports Ltd. ............. 11,708 51,047
NEW Look Retailers
(e)
........... 5,436,112 74
51,121
United States — 0.5%
Aimbridge Topco LLC
(d)(e)
......... 6,349 253,953
AMC Global Media, Inc. , Class A
(d)
.. 1,286 10,918
Avaya LLC
(d)
................. 1,550 22,281
Caesars Entertainment, Inc.
(d)
..... 3,207 89,155
California Resources Corp. ....... 590 40,273
Citigroup, Inc. ................ 322 41,210
CoreWeave, Inc. , Class A
(d)
....... 2,794 311,810
Crown PropTech Acquisitions
(d)(e)
... 18,416 14,493
Crown PropTech Acquisitions , Class A
(d)
6,461 76,498
EchoStar Corp. , Class A
(d)
........ 932 114,767
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$1,041,005)
(d)(e)(f)
............ 15,345 1,342,688
Fifth Third Bancorp ............ 552 28,020
First Citizens BancShares, Inc. , Class A 80 158,706
First Horizon Corp. ............. 1,645 41,059
Flagstar Bank NA .............. 14,026 195,943
FreeWire Technologies, Inc.
(d)(e)
.... 13 —
Latch, Inc.
(d)
................. 31,344 7,523
New Kleo Holdco
(d)(e)
............ 251,735 339,766
New Look Builders, Inc.
(d)(e)
....... 11,518,792 115
Palladyne AI Corp.
(d)
............ 856 5,213
Palladyne AI Corp.
(d)
............ 35,879 218,504
Paramount Skydance Corp. , Class B 8,792 90,030
Playstudios, Inc. , Class A
(d)
....... 13,275 5,510
RSA Security LLC
(d)(e)
........... 13,553 —
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $203,300)
(d)
(f)
....................... 20,000 246,220
Solaris Energy Infrastructure, Inc. ,
Class A .................. 5,505 406,489
Sonder Holdings, Inc. , Class A
(d)
.... 6,302 —
Starz Entertainment Corp. ........ 356 6,529
Tribune Resources LLC
(d)
........ 86,655 38,128
Walt Disney Co. (The) .......... 356 36,935
Wolfspeed, Inc.
(d)
.............. 4,652 137,374
4,280,110
Total Common Stocks — 0.6%
(Cost: $16,042,474) .............................. 5,153,866
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.1%
Azule Energy Finance plc, 8.63%,
01/22/33
(g)
................ USD 910 941,440
Australia — 0.1%
Oceana Australian Fixed Income Trust
(e)
12.50%, 07/31/26 ........... AUD 267 192,957
12.50%, 07/31/27 ........... 445 325,183
518,140
Security
Par (000)
Par (000) Value
Canada — 1.0%
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(b)
........... EUR 1,052 $ 1,213,005
Brookfield Residential Properties, Inc.,
5.00%, 06/15/29
(g)
........... USD 63 60,680
Mattamy Group Corp., 4.63%,
03/01/30
(g)
................ 137 130,837
Open Text Corp., 6.90%, 12/01/27
(g)
. 4,000 4,090,784
Resort Communities LoanCo. LP,
13.00%, 11/30/28
(e)(g)
......... 2,679 2,643,648
Toucan FinCo. Ltd., 9.50%, 05/15/30
(g)
163 142,837
8,281,791
Chile — 0.0%
(a)(g)(h)
WOM Chile Holdco SpA, 5.00%,
(5.00% Cash or 5.00% PIK),
04/01/32
(i)
................. 149 127,065
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50% PIK), 04/01/31 .. 11 10,662
137,727
China — 0.8%
(b)(c)(d)
European TopSoho SARL, Series
SMCP, 4.00%, 09/21/21
(i)
...... EUR 7,100 6,290,371
Fantasia Holdings Group Co. Ltd.,
11.75%, 04/17/22 ........... USD 200 2,200
6,292,571
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30
(b)
........... EUR 119 144,832
Denmark — 0.5%
Genmab A/S, 6.25%, 12/15/32
(g)
.... USD 2,000 2,052,500
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.94%, 04/22/30 .... EUR 538 602,754
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 02/24/31
(b)(g)
.. 445 498,774
TDC Brands A/S, 8.00%, 04/30/31
(b)
. 704 827,439
3,981,467
Finland — 0.1%
Citycon Treasury BV, 5.38%, 07/08/31
(b)
400 440,016
France — 2.1%
Altice France SA, 5.63%, 07/15/32
(b)
. 615 708,836
BNP Paribas SA, Series TMO ,
(BFRTMO at 0.00% Floor - 0.25%),
2.82%
(a)(j)
................. 1,163 1,278,445
Clariane SE
(b)
(6-mo. EURIBOR + 9.00%),
1.88%
(a)(i)(j)
.............. 1,626 844,280
0.88%, 03/06/27
(i)
........... 910 634,902
6.88%, 04/15/31 ............ 419 497,894
Egis SA , 5.13%, 05/15/31
(b)
....... 820 964,687
Elior Group SA, 5.63%, 03/15/30
(b)
.. 1,185 1,420,574
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.02%, 02/01/30
(a)
... 383 446,883
6.75%, 02/01/30 ............ 1,028 1,201,235
IPD 3 BV
(b)
5.50%, 06/15/31 ............ 199 223,377
5.50%, 06/15/31 ............ 900 1,010,247
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.65%, 07/31/30
(a)
... 616 722,622
5.00%, 04/30/31 ............ 448 525,370
5.13%, 04/30/32 ............ 378 442,699

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(3-mo. EURIBOR + 3.00%), 5.20%,
04/30/33
(a)
.............. EUR 731 $ 861,619
La Financiere Atalian SAS, 8.50%,
(8.50% Cash or 5.00% PIK),
06/30/28
(b)(h)
............... 3,034 594,332
Lune Holdings SARL, 5.63%,
11/15/28
(b)
................ 2,036 49,774
Maya SAS, 6.88%, 04/15/31
(b)
..... 700 863,101
New Immo Holding SA
(b)
3.25%, 07/23/27 ............ 100 116,784
5.88%, 04/17/28 ............ 200 238,790
4.88%, 12/08/28 ............ 700 821,262
4.95%, 11/14/30 ............ 200 232,026
5.50%, 04/23/31 ............ 200 233,962
Sabena technics SAS, (Acquired
10/28/22, cost $294,215), (3-mo.
EURIBOR + 5.00%), 7.13%,
09/30/29
(a)(e)(f)
.............. 297 349,100
Vinci SA, Series ADP, 0.75%,
03/04/31
(b)(i)
................ 1,600 1,779,820
Worldline SA, 0.00%, 07/30/26
(b)(i)(k)
.. 93 111,408
17,174,029
Germany — 1.8%
Adler Pelzer Holding GmbH, 9.50%,
04/01/27
(b)
................ 600 661,588
alstria SARL
(b)
4.25%, 10/15/29 ............ 600 683,330
5.50%, 03/20/31 ............ 600 699,558
BRANICKS Group AG, 2.25%,
09/22/26
(b)
................ 500 350,320
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(a)(b)(l)
. 1,762 1,862,090
Dynamo Newco II GmbH, 6.25%,
10/15/31
(b)
................ 796 826,670
Envalior Deutschland GmbH, 12.00%,
(12.00% Cash or 12.00% PIK),
04/01/31
(e)(h)
............... 594 585,304
Gruenenthal GmbH, 4.63%, 11/15/31
(b)
466 545,354
IHO Verwaltungs GmbH, 8.00%,
(8.00% Cash or 8.75% PIK),
11/15/32
(g)(h)
............... USD 1,100 1,137,323
MTU Aero Engines AG, 0.00%,
07/15/33
(b)(i)(k)
............... EUR 700 745,160
Nidda Healthcare Holding GmbH,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.23%, 10/15/32
(a)(b)
.... 1,661 1,952,350
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.95%, 07/01/29
(a)(b)
.. 1,222 1,443,430
TAG Immobilien AG, 0.63%, 03/11/31
(b)
(i)
....................... 700 886,975
Vonovia SE, Series B, 0.88%,
05/20/32
(b)(i)
................ 600 677,097
ZF Europe Finance BV, 5.50%,
02/17/32
(b)
................ 600 680,369
ZF North America Capital, Inc.
(g)
6.88%, 04/14/28 ............ USD 150 153,689
7.13%, 04/14/30 ............ 360 360,958
14,251,565
Ireland — 0.3%
(b)
Cedacri SpA , (3-mo. EURIBOR at
4.63% Floor + 4.63%), 6.61%,
05/15/28
(a)
................ EUR 401 462,478
eircom Finance DAC, 5.00%, 04/30/31 1,076 1,270,839
Security
Par (000)
Par (000) Value
Ireland (continued)
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32 .. GBP 369 $ 447,226
2,180,543
Israel — 0.2%
Energean plc, 5.63%, 05/12/31
(b)
... EUR 1,275 1,473,653
Italy — 1.4%
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(b)
....... 681 766,988
Cesar Spa, 6.50%, 09/30/31
(b)
..... 800 948,849
Dolcetto Holdco SpA
(b)
5.63%, 07/14/32 ............ 519 608,704
(3-mo. EURIBOR + 3.63%), 5.78%,
07/14/32
(a)
.............. 171 201,986
Engineering - Ingegneria Informatica -
SpA, 11.13%, 05/15/28
(b)
....... 468 563,729
Fedrigoni SpA , (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.13%,
01/15/30
(a)(b)
............... 600 686,377
Fiber Midco SpA, 10.75%, (10.75%
Cash or 10.75% PIK), 06/15/29
(b)(h)
772 618,955
Fibercop SpA
5.38%, 04/15/31
(b)
........... 1,445 1,718,312
Series 2034, 6.00%, 09/30/34
(g)
.. USD 206 197,545
IMA Industria Macchine Automatiche
SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.95%, 04/15/29
(a)(b)
EUR 732 865,508
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.90%, 12/15/29
(a)(b)
431 508,973
Italmatch Chemicals SpA, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.15%, 02/05/31
(a)(b)
.......... 487 565,958
Itelyum Regeneration SpA, 5.75%,
04/15/30
(b)
................ 409 483,708
Kiko SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45%, 01/15/32
(a)(b)
671 786,065
Nexi SpA, 0.00%, 02/24/28
(b)(i)(k)
.... 500 548,835
TeamSystem SpA
(a)(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.70%, 07/31/31 .... 366 417,962
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.45%, 07/01/32 .... 463 520,001
11,008,455
Japan — 1.4%
Kioxia Holdings Corp., 6.25%,
07/24/30
(g)
................ USD 5,000 5,149,677
SoftBank Group Corp.
(b)
5.38%, 01/08/29 ............ EUR 456 537,759
3.38%, 07/06/29 ............ 330 363,525
5.25%, 10/10/29 ............ 569 659,822
6.38%, 04/22/30 ............ 431 510,101
7.00%, 04/22/32 ............ 1,271 1,509,021
5.75%, 07/08/32 ............ 1,083 1,221,873
6.38%, 07/10/33 ............ 696 796,620
7.38%, 04/22/34 ............ 456 540,078
11,288,476
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(g)
.......... USD 200 160,567
10.38%, 03/31/29
(b)
.......... GBP 993 1,080,021
Deepocean Ltd., 6.00%, 04/08/31
(b)
.. EUR 579 694,914
1,935,502

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg — 2.6%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(h)
................ EUR 2,864 $ 3,557,234
Breakwater Energy Holdings SARL
9.25%, 11/15/30
(b)
........... USD 813 865,833
9.25%, 11/15/30
(g)
........... 1,225 1,304,606
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(b)
................ EUR 1,713 2,019,283
Garfunkelux Holdco 4 SA, 10.50%,
(10.50 % Cash or 10.50% PIK),
05/01/30
(b)(c)(d)(h)
............. 153 90
ION Platform Finance SARL
(b)
7.88%, 05/01/29 ............ 793 860,092
6.50%, 09/30/30 ............ 626 612,929
6.88%, 09/30/32 ............ 482 447,695
Kleopatra Finco SARL , (1M EURIBOR
+ 2.00%), 6.00%, 01/30/31
(a)
.... 2,483 2,361,085
Maxam Prill SARL, 6.00%, 07/15/30
(b)
2,364 2,801,860
Summer BC Holdco B SARL
(b)
5.88%, 02/15/30 ............ 749 765,260
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.23%, 02/15/30
(a)
... 230 237,781
Titanium 2l Bondco SARL, 6.25%,
(6.25% Cash or 6.25% PIK),
01/14/31
(h)
................ 6,436 1,138,443
Vivion Investments SARL
(b)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(a)(h)
............. 2,092 2,454,296
5.63%, 06/08/30 ............ 1,458 1,636,118
21,062,605
Mauritius — 1.1%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(e)(g)
......... USD 8,476 8,751,713
Netherlands — 0.4%
VZ Secured Financing BV
5.00%, 01/15/32
(g)
........... 696 609,885
5.25%, 01/15/33
(b)
........... EUR 1,583 1,764,538
Ziggo Bond Co. BV
3.38%, 02/28/30
(b)
........... 293 299,637
5.13%, 02/28/30
(g)
........... USD 200 175,440
6.13%, 11/15/32
(b)
........... EUR 261 273,130
3,122,630
Portugal — 1.5%
Banco Espirito Santo SA
(b)(c)(d)
2.63%, 05/08/17 ............ 6,100 1,575,038
4.75%, 01/15/22 ............ 19,300 4,983,318
4.00%, 01/21/25 ............ 22,800 5,887,029
12,445,385
Slovenia — 0.2%
United Group BV
(b)
5.25%, 02/01/30 ............ 1,078 1,256,409
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.23%, 01/31/33
(a)
... 577 674,019
1,930,428
Spain — 0.3%
(b)
Cirsa Finance International SARL
7.88%, 07/31/28 ............ 482 582,748
4.88%, 10/15/31 ............ 289 337,760
(3-mo. EURIBOR + 3.00%), 5.15%,
10/15/32
(a)
.............. 424 499,134
Grifols SA
7.13%, 05/01/30 ............ 615 749,295
Security
Par (000)
Par (000) Value
Spain (continued)
7.50%, 05/01/30 ............ EUR 309 $ 376,604
2,545,541
Sweden — 0.5%
Heimstaden AB
(b)
8.38%, 01/29/30 ............ 317 388,513
7.36%, 01/24/31 ............ 199 236,776
Intrum Investments & Financing AB,
8.00%, 09/11/27
(b)
........... 1,186 1,398,558
Stena International SA
7.25%, 01/15/31
(b)
........... USD 1,275 1,296,379
7.25%, 01/15/31
(g)
........... 343 348,752
3,668,978
Switzerland — 0.4%
(b)
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30 ............ EUR 432 526,664
4.63%, 08/15/31 ............ 321 370,495
gategroup Finance Luxembourg SA,
3.00%, 02/28/27 ............ CHF 1,705 2,191,325
3,088,484
United Kingdom — 2.9%
Alexandrite Monnet UK Holdco plc,
6.88%, 05/31/31
(b)
........... EUR 497 582,762
Ardonagh Finco Ltd., 6.88%, 02/15/31
(b)
1,000 1,174,998
BCP V Modular Services Finance II plc
6.50%, 07/10/31
(b)
........... 1,728 1,777,979
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(b)
........... 984 804,446
Bellis Acquisition Co. plc
(b)
8.13%, 05/14/30 ............ GBP 595 748,678
8.00%, 07/01/31 ............ EUR 800 895,063
Boparan Finance plc, 9.38%,
11/07/29
(b)
................ GBP 167 239,749
EC Finance plc, 3.25%, 10/15/26
(a)(b)(l)
EUR 279 322,654
Edge Finco plc, 8.13%, 08/15/31
(b)
.. GBP 1,311 1,831,574
Flutter Treasury DAC, 6.38%,
04/29/29
(g)
................ USD 3,500 3,551,216
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(b)
................ EUR 2,167 2,463,161
Intu Jersey 2 Ltd., 2.88%, 11/01/22
(b)(c)(d)
(i)
....................... GBP 3,817 681,952
Ithaca Energy North Sea plc, 8.13%,
10/15/29
(g)
................ USD 800 836,049
Maison Finco plc, 7.25%, 04/30/32
(b)
. GBP 532 685,188
Metrocentre Finance plc, 8.75%,
(8.75% Cash or 8.75% PIK),
01/16/28
(h)
................ 691 536,334
Mobico Group plc, 4.88%, 09/26/31
(b)
EUR 201 179,443
Motion Finco SARL, 7.38%, 06/15/30
(b)
401 414,767
OEG Finance plc, 7.25%, 09/27/29
(b)
. 1,237 1,512,367
Pinewood Finco plc, 6.00%, 03/27/30
(b)
GBP 539 725,312
Thames Water Kemble Finance plc,
4.63%, 05/19/16
(b)(c)(d)
......... 432 2,939
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(b)
........... 100 92,397
Virgin Media Secured Finance plc,
4.13%, 08/15/30
(b)
........... 300 363,331
Vmed O2 UK Financing I plc
(b)
4.00%, 01/31/29 ............ 300 384,574
4.50%, 07/15/31 ............ 163 190,807
5.63%, 04/15/32 ............ EUR 1,202 1,338,598
Zegona Finance plc
6.75%, 07/15/29
(b)
........... 553 674,390
23,010,728

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 35.3%
1261229 BC Ltd., 10.00%, 04/15/32
(g)
USD 1,250 $ 1,290,972
AAR Escrow Issuer LLC, 6.75%,
03/15/29
(g)
................ 1,739 1,791,436
Alexander Funding Trust II, 7.47%,
07/31/28
(g)
................ 10,012 10,537,160
Allied Universal Holdco LLC, 6.88%,
06/15/30
(g)
................ 1,327 1,365,286
AMC Global Media, Inc.
4.25%, 02/15/29 ............ 157 137,874
4.25%, 02/15/29
(i)
........... 36 35,955
Amneal Pharmaceuticals LLC, 6.88%,
08/01/32
(g)
................ 2,000 2,077,076
Ardagh Group SA
9.50%, 12/01/30
(b)
........... 2,434 2,580,969
12.00%, (12.00% Cash or 7.50%
PIK), 12/01/30
(b)(h)
......... EUR 2,655 2,668,778
12.00%, (12.00 % Cash or 6.50%
PIK), 12/01/30
(g)(h)
......... USD 352 305,080
Ashton Woods USA LLC
(g)
4.63%, 08/01/29 ............ 25 23,929
4.63%, 04/01/30 ............ 110 104,731
Asurion LLC, 8.00%, 12/31/32
(g)
.... 1,666 1,740,285
Axalta Coating Systems Dutch Holding
B BV, 7.25%, 02/15/31
(g)
....... 4,000 4,153,556
Bausch + Lomb Corp., 8.38%,
10/01/28
(g)
................ 5,500 5,678,750
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(g)
................ 1,000 872,215
Beignet Investor LLC, 6.58%,
05/30/49
(g)
................ 10,000 10,327,411
Block, Inc., 5.63%, 08/15/30
(g)
..... 3,000 3,003,027
British Airways Pass-Through Trust,
Series 2013-1, Class A, 8.63%,
12/15/32
(e)
................ 15,389 15,965,611
CACI International, Inc., 6.38%,
06/15/33
(g)
................ 856 875,734
CCO Holdings LLC
(g)
4.75%, 02/01/32 ............ 9 8,059
7.00%, 02/01/33 ............ 1,304 1,285,396
Clarios Global LP, 4.75%, 06/15/31
(b)
. EUR 1,104 1,294,764
Clear Channel Outdoor Holdings, Inc.
(g)
7.88%, 04/01/30 ............ USD 1,000 1,041,148
7.13%, 02/15/31 ............ 1,591 1,654,023
Cloud Software Group, Inc., 9.00%,
09/30/29
(g)
................ 38 37,312
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(g)
........... 38 34,478
Community Health Systems, Inc.
(g)
10.88%, 01/15/32 ........... 310 332,936
9.75%, 01/15/34 ............ 1,650 1,701,827
Core Scientific, Inc., 0.00%, 06/15/31
(g)
(i)(k)
...................... 23 28,520
CoreWeave, Inc.
(g)
9.25%, 06/01/30 ............ 4,000 4,050,433
9.75%, 10/01/31 ............ 153 153,886
Coty, Inc., 5.60%, 01/15/31
(g)
...... 3,000 2,918,539
Crescent Energy Finance LLC, 7.38%,
01/15/33
(g)
................ 18 18,422
CSC Holdings LLC
(g)
5.50%, 04/15/27 ............ 200 168,709
11.25%, 05/15/28 ........... 200 162,658
11.75%, 01/31/29 ........... 200 143,217
Discovery Global Holdings, Inc.
3.76%, 03/15/27 ............ 139 137,828
4.05%, 03/15/29 ............ 500 486,615
Security
Par (000)
Par (000) Value
United States (continued)
DISH Network Corp.
3.38%, 08/15/26
(i)
........... USD 60 $ 57,870
11.75%, 11/15/27
(g)
.......... 1,500 1,548,450
EchoStar Corp.
10.75%, 11/30/29 ........... 5,000 5,428,762
6.75%, 11/30/30 ............ 3,250 3,297,505
EquipmentShare.com, Inc., 9.00%,
05/15/28
(g)
................ 4,000 4,146,976
Figeac Aero North America, Inc.,
(Acquired 07/16/25, cost $372,336),
7.79%, 07/23/30
(b)(e)(f)
......... EUR 320 369,484
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(a)
........... USD 271 266,037
Flash Compute LLC, 7.25%, 12/31/30
(g)
1,355 1,382,195
Forestar Group, Inc., 5.00%, 03/01/28
(g)
557 552,676
Frontier Communications Holdings
LLC
(g)
6.75%, 05/01/29 ............ 3,000 3,000,000
6.00%, 01/15/30 ............ 3,000 3,016,569
8.75%, 05/15/30 ............ 11,344 11,605,990
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 8,000 8,240,000
Full House Resorts, Inc., 8.25%,
02/15/28
(g)
................ 30 28,440
Gen Digital, Inc., 6.75%, 09/30/27
(g)
. 4,500 4,518,558
GoTo Group, Inc.
(g)
5.50%, 05/01/28 ............ 1,048 261,929
5.50%, 05/01/28 ............ 1,264 966,754
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(g)
................ 557 541,939
Gray Media, Inc.
(g)
10.50%, 07/15/29 ........... 1,800 1,911,031
7.25%, 08/15/33 ............ 1,050 1,069,161
Herc Holdings, Inc., 7.00%, 06/15/30
(g)
1,722 1,791,522
Iron Mountain, Inc.
7.00%, 02/15/29
(g)
........... 2,500 2,554,865
4.75%, 01/15/34
(b)
........... EUR 977 1,109,698
Kronos International, Inc., 9.50%,
03/15/29
(b)
................ 1,467 1,581,449
Las Vegas Sands Corp.
5.63%, 06/15/28 ............ USD 4,000 4,058,579
6.00%, 06/14/30 ............ 4,810 4,959,437
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 12.16%, 01/05/28
(a)(c)(d)(e)(g)
1,062 799,296
Level 3 Financing, Inc., 7.00%,
03/31/34
(g)
................ 1,339 1,388,847
LGI Homes, Inc.
(g)
8.75%, 12/15/28 ............ 77 79,286
7.00%, 11/15/32 ............ 79 75,711
Macy's Retail Holdings LLC, 5.88%,
03/15/30
(g)
................ 2,250 2,243,882
Maple Parent Holdings Corp.
(g)
4.75%, 03/26/29 ............ 3,000 2,999,413
5.05%, 03/26/31 ............ 5,000 5,010,355
Marvell Technology, Inc., 5.30%,
04/15/36 ................. 3,000 3,001,645
Meridian Arc Holdco LLC, 6.25%,
04/30/31
(g)
................ 235 234,946
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(g)
................ 77 75,283
MKS, Inc., 4.25%, 02/15/34
(b)
...... EUR 858 971,821
Mobius Merger Sub, Inc., 9.00%,
06/01/30
(g)
................ USD 1,350 916,553

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MPT Operating Partnership LP, 0.99%,
10/15/26 ................. EUR 402 $ 460,254
NCR Atleos Corp., 9.50%, 04/01/29
(g)
USD 6,750 7,181,035
Neogen Food Safety Corp., 8.63%,
07/20/30
(g)
................ 3,434 3,610,260
Neptune Bidco US, Inc., 9.29%,
04/15/29
(g)
................ 2,250 2,275,536
Nexstar Media, Inc., 6.50%, 09/15/33
(g)
1,250 1,259,620
OAK-Eagle Acquireco, Inc.
(g)
7.25%, 07/01/33 ............ 1,330 1,370,453
8.75%, 07/01/34 ............ 1,858 1,933,485
Pacific Gas & Electric Co., 6.10%,
01/15/29 ................. 995 1,028,244
Palomino Funding Trust I, 7.23%,
05/17/28
(g)
................ 10,850 11,305,264
Park Intermediate Holdings LLC,
4.88%, 05/15/29
(g)
........... 106 103,111
Pitney Bowes, Inc., 6.88%, 03/15/27
(g)
1,150 1,149,387
PRA Group Europe Holding II SARL,
6.25%, 09/30/32
(b)
........... EUR 899 1,035,506
Radiology Partners, Inc., 8.50%,
07/15/32
(g)
................ USD 2,000 1,988,560
Rand Parent LLC, 8.50%, 02/15/30
(g)
. 2,500 2,596,872
RD Michigan Property Owner I LLC,
7.50%, 03/30/45
(g)
........... 116 115,977
Reworld Holding Corp., 4.88%,
12/01/29
(g)
................ 32 30,584
RingCentral, Inc., 8.50%, 08/15/30
(g)
. 7,750 8,139,244
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(g)
................ 5,100 5,235,242
Sabre GLBL, Inc.
(g)
10.75%, 11/15/29 ........... 86 74,879
10.75%, 03/15/30 ........... 1,107 956,216
Schneider Electric SE, 1.25%,
09/23/33
(b)(i)
................ EUR 1,500 1,887,611
Seagate Data Storage Technology Pte.
Ltd.
(g)
8.25%, 12/15/29 ............ USD 7,500 7,838,130
5.88%, 07/15/30 ............ 250 255,427
8.50%, 07/15/31 ............ 1,269 1,329,250
9.63%, 12/01/32 ............ 7,150 7,951,672
Select Medical Corp., 6.25%,
12/01/32
(g)
................ 37 35,928
Service Properties Trust, 8.88%,
06/15/32 ................. 210 215,499
Shift4 Payments LLC, 5.50%,
05/15/33
(b)
................ EUR 1,265 1,424,101
SM Energy Co.
(g)
5.00%, 10/15/26 ............ USD 99 98,919
8.63%, 11/01/30 ............ 18 19,040
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(c)(d)(e)(h)
1,624 —
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)(g)(l)
.............. 12,221 11,548,845
Stem, Inc., 0.50%, 12/01/28
(g)(i)
..... 47 18,462
STL Holding Co. LLC, 8.75%,
02/15/29
(g)
................ 52 53,959
SUN Country Marine, Inc., Series 2022-
1B, 5.75%, 03/15/29
(e)
........ 6,663 6,704,552
Texas Capital Bancshares, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.15%), 4.00%, 05/06/31 .... 179 178,935
(1-day SOFR + 1.94%), 5.30%,
02/27/32 ............... 103 102,170
TransDigm, Inc., 6.38%, 03/01/29
(g)
.. 2,000 2,039,910
Security
Par (000)
Par (000) Value
United States (continued)
Transocean International Ltd., 8.25%,
05/15/29
(g)
................ USD 36 $ 37,378
Uniti Group LP, Series Feb, 8.63%,
06/15/32
(g)
................ 1,214 1,270,578
Uniti Services LLC, 7.50%, 10/15/33
(g)
1,000 1,052,856
Univision Communications, Inc., 9.38%,
08/01/32
(g)
................ 1,598 1,653,687
Venture Global LNG, Inc., 8.13%,
06/01/28
(g)
................ 7,000 7,162,547
Weekley Homes LLC, 4.88%,
09/15/28
(g)
................ 149 145,682
WESCO Distribution, Inc., 7.25%,
06/15/28
(g)
................ 1,250 1,253,130
Wolfspeed, Inc.
2.50%, 06/15/31
(g)(i)
.......... 36 89,258
2.50%, 06/15/31
(i)
........... 24 59,505
7.00%, 06/15/31 ............ 86 70,416
WULF Compute LLC, 7.75%,
10/15/30
(g)
................ 1,500 1,576,493
Xerox Corp., 10.25%, 10/15/30
(g)
... 4,584 3,827,640
XHR LP, 4.88%, 06/01/29
(g)
....... 16 15,704
Zayo Group Holdings, Inc., 6.25%,
(6.25% Cash or 0.50% PIK),
03/09/30
(a)(g)(h)
.............. 4,010 4,010,094
283,034,626
Total Corporate Bonds — 55.2%
(Cost: $495,332,873) ............................. 442,711,325
Fixed Rate Loan Interests
France — 0.4%
Atos SE, 1st Lien Term Loan,
9.00% 12/17/29 ............. EUR 2,601 3,111,893
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan, 6.05%
,
 11/09/29
(e)
....... GBP 213 1,452
Total Fixed Rate Loan Interests — 0.4%
(Cost: $2,702,370) .............................. 3,113,345
Floating Rate Loan Interests
Austria — 0.2%
Innio Group Holding GmbH, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.52%
,
 11/03/31
(a)
........... EUR 1,000 1,178,180
Cayman Islands — 0.0%
Flexsys Cayman Holdings LP, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.17%
,
 08/01/29
(a)
........... USD 149 8,417
Finland — 0.3%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.40%),
5.53%
,
 08/05/31
(a)
........... EUR 1,867 2,205,177

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.5%
(a)
Betclic Everest Group, Facility 1st
Lien Term Loan B2, (EUR0012M
at 0.00% Floor + 3.00%), 5.04% -
5.49%
,
 12/09/31 ............ EUR 1,527 $ 1,791,028
Kersia International SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.63%
,
 12/23/30 . 1,000 1,172,922
Parts Europe SA, 1st Lien Term Loan
B, 02/06/31
(m)
.............. 1,000 1,180,798
4,144,748
Germany — 0.5%
(a)
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.11%
,
 10/31/28 ....... 1,000 1,161,913
Sgb-Smit Midco GmbH, Facility 1st Lien
Term Loan B, 03/10/33
(m)
....... 1,000 1,179,765
Techem Verwaltungsgesellschaft 675
mbH, Facility 1st Lien Term Loan
B6, (3-mo. EURIBOR at 0.00% Floor
+ 3.25%), 5.23%
,
 07/15/32 ..... 1,000 1,179,882
3,521,560
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan, 16.50%
,
 11/10/27
(a)(e)
..... GBP 496 67,428
Luxembourg — 0.8%
(a)
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A, (6-mo. CME
Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
 09/01/28
(e)
..... USD 184 183,725
Euro Parfums Fze Upsize, 1st Lien
Term Loan, (6-mo. CME Term SOFR
+ 5.25%), 9.12%
,
 07/01/32
(e)
.... 131 130,486
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B, (12-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
0.00%
,
 06/01/32 ............ EUR 2,000 2,265,145
Index HoldCo SARL, Facility 1st Lien
Term Loan A, 6.00%
,
 12/29/28 ... 1,929 1,129,785
Loire Finco Luxembourg SARL, 1st
Lien Term Loan B4, (EUR0012M
at 0.00% Floor + 3.75%), 5.76% -
6.00%
,
 01/21/30 ............ 1,227 1,442,387
NJJ Continental SA, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.61%
,
 01/26/32 ............ 1,226 1,443,739
6,595,267
Netherlands — 0.2%
(a)
Accell Group Holdings BV, 1st Lien
Term Loan, (3-mo. EURIBOR +
7.00%), 9.08% (9.08% Cash or
9.53% PIK),  02/09/28
(e)(h)
....... 1,279 438,263
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 5.00%
,
 01/31/29 ..... 1,139 1,317,685
1,755,948
New Zealand — 0.4%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(a)
..... GBP 3,000 3,357,651
Security
Par (000)
Par (000) Value
Spain — 0.3%
(a)
Dycom Industries, Inc., 1st Lien Term
Loan B, 02/18/33
(m)
.......... EUR 1,000 $ 1,173,815
Seashell Bidco SL, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.50%
,
 12/15/32 ..... 1,000 1,175,117
2,348,932
United Kingdom — 1.4%
(a)
Boots Group Bidco Ltd. (The), 1st Lien
Term Loan, (Daily SONIA at 0.00%
Floor + 4.50%), 8.23%
,
 08/30/32 . GBP 1,159 1,584,165
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ 1,825 2,484,213
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan, (Daily
SONIA at 0.00% Floor + 9.38%),
9.38%
,
 10/31/29
(e)
........... 1,551 2,004,401
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.51%
,
 11/04/30 . EUR 1,000 1,165,704
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.38%
,
 03/25/31 ............ 2,389 2,801,901
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 2.25%),
4.39%
,
 07/17/29 ............ 1,115 1,314,034
11,354,418
United States — 4.5%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(1-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.28%, 03/11/30 USD 82 80,003
(1-mo. CME Term SOFR at 1.00%
Floor + 7.61%), 11.28%, 03/11/30 77 75,467
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
 02/01/30 . 10,777 10,076,757
Atlas CC Acquisition Corp., 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.75% Floor + 4.50%), 8.34% -
10.00% 05/25/29 ............ 835 153,992
Atlas CC Acquisition Corp., 1st Lien
Term Loan C, (3-mo. CME Term
SOFR at 0.75% Floor + 1.25%),
5.18% - 10.00% 05/25/29 ...... 121 21,370
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.15% 08/01/28 ...... 50 43,741
Champions Financing, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.42%
,
 02/06/29 ............ —
(n)
17
Concrete Investment II SCA,
Facility 1st Lien Term Loan A2,
(3-mo. EURIBOR + 2.00%),
4.03%
,
 05/29/26
(e)
........... EUR 94 —
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.46%
,
 09/29/28 . USD 176 163,083

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw 1st Lien Term
Loan, (1-mo. CME Term SOFR at
0.0% Floor + 9.62%; 3-mo. CME
Term SOFR at 0.0% Floor + 9.62%
at 0.00% Floor + 0.00%), 13.29% -
13.33%
,
 07/30/28
(e)
.......... USD 817 $ 818,052
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 6.00%), 9.67% -
9.70%
,
 05/16/29
(e)
........... 908 914,032
CoreWeave Compute Acquisition Co.
IV LLC, Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR +
4.25%), 7.88% - 7.97%
,
 09/29/30
(e)
616 601,934
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 46 40,388
Digital Room Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.06%
,
 12/21/28 ............ 232 224,091
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.16%
,
 02/17/31 ............ 153 153,124
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.65%
,
 08/30/30 ............ 484 482,205
EIS Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 10.65%
,
 07/08/28
(e)
584 530,794
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
10.65%
,
 07/10/28
(e)
.......... 58 53,079
Finastra USA, Inc., 1st Lien Term Loan,
09/15/32
(m)
................ EUR 1,000 1,108,912
First Brands Group LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 1.00%
Floor + 0.00%), 8.89% (8.89% Cash
or 8.89% PIK),  03/30/27
(e)(h)
..... 16 9
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.58%
,
 04/30/28 . USD 1,186 833,399
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.43%
,
 10/25/28
(e)
........... 157 78,703
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.15%
,
 04/26/30 ............ 314 311,744
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.65%
,
 01/28/32 ............ 102 100,760
LABL, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00%
Floor + 6.75%), 10.41%,
11/03/26 ............... 19 18,492
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. CME Term SOFR at 0.50%
Floor + 6.75%), 10.17% -
10.46%, 12/02/26
(e)
........ USD 18 $ 15,058
LABL, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50%
Floor + 5.00%), 8.77%
,
 10/30/28
(c)(d)
(e)
...................... 229 114,749
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25% 06/05/28
(c)(d)
(e)
...................... 202 —
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.65%
,
 03/01/29 . 7,431 6,530,155
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
10.76%
,
 11/01/29 ........... 461 31,348
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan,
(1-mo. CME Term SOFR + 6.00%),
9.85%
,
 02/16/29
(e)
........... 70 66,436
Montage Hotels & Resorts LLC,
Term Loan, (3-mo. CME Term
SOFR at 6.00% Floor + 6.00%),
9.85%
,
 02/16/29
(e)
........... 349 329,818
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.20%, 01/24/29 527 524,203
(3-mo. CME Term SOFR at 0.50%
Floor + 1.00%), 4.80%, 01/24/30 572 117,117
Neptune Bidco US, Inc., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.15%
,
 02/03/33 . EUR 1,000 1,166,021
Oakeagle Acquireco, Inc., 1st Lien Term
Loan B2, 03/24/33
(m)
.......... 2,000 2,345,845
ProAmpac PG Borrower LLC, 1st
Lien Term Loan, (EUR0012M at
0.00% Floor + 4.00%), 6.06% -
6.23%
,
 03/07/33 ............ 1,000 1,168,521
Redstone Buyer LLC, 1st Lien Term
Loan B1, 8.00%
,
 12/31/30 ...... USD 852 289,517
Runitonetime LLC, 1st Lien Term
Loan
(e)
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67% 05/06/26 124 87,442
(1-mo. CME Term SOFR at 2.00%
Floor + 12.50%), 16.17%,
05/06/26 ............... 57 56,630
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67% 05/15/26 6 4,270
StubHub Holdco Sub LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.40%
,
 03/15/30 ............ 316 312,370
VeriFone Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.18% 08/18/28 ............. 4,741 4,433,648
Xerox Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.00%; 6-mo. CME Term
SOFR at 0.50% Floor + 4.00% at
0.50% Floor + 0.00%), 7.63% -
7.73%
,
 11/19/29 ............ 2,503 1,777,128

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.77% 03/11/30 ............. USD 35 $ 35,093
36,289,517
Total Floating Rate Loan Interests — 9.1%
(Cost: $77,196,588) .............................. 72,827,243
Foreign Agency Obligations
France — 0.0%
Electricite de France SA, (5-Year EUR
Swap Annual + 3.97%), 3.38%
(a)(b)(j)
EUR 400 444,226
Total Foreign Agency Obligations — 0.0%
(Cost: $378,246) ................................ 444,226
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.5%
United States — 0.5%
CSMC Trust, Series 2022-LION, Class
A, (1-mo. CME Term SOFR +
3.44%), 7.09%, 02/15/27
(a)(e)(g)
... USD 4,000 3,983,984
Total Non-Agency Mortgage-Backed Securities — 0.5%
(Cost: $3,990,025) .............................. 3,983,984
Preferred Securities
Capital Trusts — 4.0%
Belgium — 0.1%
Ageas SA , (5-Year EURIBOR ICE
Swap Rate + 3.04%), 5.88%
(a)(b)(j)
. EUR 400 467,704
Finland — 0.1%
(b)
Stora Enso OYJ
(a)(j)
(5-Year EURIBOR ICE Swap Rate +
2.84%), 5.63%
(b)
.......... 561 664,416
(5-Year EURIBOR ICE Swap Rate +
3.12%), 5.88%
(b)
.......... 225 265,956
930,372
France — 0.3%
(a)(j)
BNP Paribas Cardif SA , (5-Year
EURIBOR ICE Swap Rate + 3.37%),
6.00%
(b)
.................. 1,500 1,746,884
Electricite de France SA
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38%
(b)
.......... 600 685,123
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(b)
................ GBP 200 278,686
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13%
(b)
... EUR 200 237,671
2,948,364
Germany — 1.0%
(a)(j)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13%
(b)
.......... 1,325 1,458,795
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25%
(b)
.......... 1,612 1,790,900
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75%
(b)
.......... 800 948,249
Security
Par (000)
Par (000) Value
Germany (continued)
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38%
(b)
.......... EUR 1,200 $ 1,491,643
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(b)
.......... 800 1,005,546
Grand City Properties SA , (5-Year
EURIBOR ICE Swap Rate + 2.18%),
1.50%
(b)
.................. 1,100 1,286,053
7,981,186
Greece — 0.3%
(a)(b)(j)
Eurobank SA , (5-Year EURIBOR ICE
Swap Rate + 3.79%), 6.25% .... 1,425 1,655,727
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.32%),
5.80% ................... 325 375,218
2,030,945
Italy — 0.1%
(a)(b)(j)
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 1.82%), 4.50% ........ 500 561,897
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88% ............. 350 410,425
972,322
Japan — 0.3%
(a)(b)
Rakuten Group, Inc. , (5-Year EUR
Swap Annual + 4.74%), 4.25%
(j)
.. 1,274 1,459,771
SoftBank Group Corp. , (5-Year
EURIBOR ICE Swap Rate + 4.46%),
6.50%, 10/29/62 ............ 526 536,336
1,996,107
Luxembourg — 0.2%
SES SA , (5-Year EURIBOR ICE Swap
Rate + 3.23%), 5.50%, 09/12/54
(a)(b)
770 894,760
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate +
6.16%), 8.13%
(a)(b)(j)
........ 1,000 1,034,439
1,929,199
Netherlands — 0.3%
(a)(b)(j)
Cooperatieve Rabobank UA, 6.50%
(l)
1,306 1,737,797
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75% .... 925 1,080,394
2,818,191
Norway — 0.2%
(b)
Var Energi ASA
(a)
(5-Year EURIBOR ICE Swap Rate +
2.31%), 4.95%, 04/29/86
(b)
... 525 611,545
(5-Year EURIBOR ICE Swap Rate +
4.77%), 7.86%, 11/15/83
(b)
... 673 854,639
1,466,184
Spain — 0.2%
(b)
Telefonica Emisiones SA
(a)(j)
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.38%
(b)
.......... 400 459,787
(EUAMDB08 + 2.13%), 4.88%
(b)
.. 800 910,691
1,370,478
Sweden — 0.1%
Heimstaden Bostad AB , (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a)(b)(j)
974 1,114,217

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 0.3%
Barclays plc , (5-Year EURIBOR ICE
Swap Rate + 3.56%), 6.13%
(a)(b)(j)
. EUR 950 $ 1,100,208
Nationwide Building Society
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(a)(b)(j)
.............. GBP 1,050 1,453,393
2,553,601
United States — 0.5%
(a)(b)(j)
Stellantis NV
(5-Year EURIBOR ICE Swap Rate +
3.77%), 6.25%
(b)
.......... EUR 1,150 1,324,075
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88%
(b)
.......... 975 1,122,458
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25%
(b)
................ GBP 925 1,224,573
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(g)
USD 77 76,156
3,747,262
Total Capital Trusts — 4.0%
(Cost: $31,520,497) .............................. 32,326,132
Shares
Shares
Preferred Stocks — 0.8%
Finland — 0.1%
Aiven OY, Series D
(d)(e)
.......... 6,597 330,444
United States — 0.7%
Cap Hill Brands, Class E
(d)(e)
....... 506,652 5
CoreWeave, Inc.
(d)(e)
............ 430,000 713,800
Dream Finders Homes, Inc.
(Preference), 9.00%
(e)
......... 2,261 2,249,695
HawkEye 360, Inc., Series D1
(d)(e)
... 34,579 864,475
HNG Hospitality offshore LP, (Acquired
02/16/24, cost $723,000)
(d)(e)(f)
... 723,000 484,410
Lessen Holdings, Inc., Series B
(d)(e)
.. 16,373 —
RSA Security LLC, Class A
(d)(e)
..... 141,937 2
RSA Security LLC, Class B
(d)(e)
..... 425,813 4
Veritas Newco
(d)
............... 17,298 332,983
Veritas Newco, Series G-1
(a)(d)
..... 11,940 229,853
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $567,638),
12.00%
(e)(f)
................ 194,516 1,046,496
5,921,723
Total Preferred Stocks — 0.8%
(Cost: $6,373,271) .............................. 6,252,167
Total Preferred Securities — 4.8%
(Cost: $37,893,768) .............................. 38,578,299
Security
Shares
Shares Value
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(d)
.................. 5,012 $ 4
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 11/26/26, Strike Price EUR
11.50)
(d)
.................. 109,736 64,396
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 09/21/26, Strike Price EUR
11.50)
(d)
.................. 71,516 1
United States — 0.1%
(d)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 11/03/26, Strike
Price USD 11.50) ............ 529 151
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 9,692 485
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 7,796 97
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(e)(f)
...... 43 124,767
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(e)
................... 4,328 108,200
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(e)
.................. 1,695 42,375
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(e)
................... 10,681 267,025
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 1
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 106
Palladyne AI Corp. ( Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 20,304 814
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 5,599 225

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Service King Midas International
(Issued/Exercisable 07/14/22,
1 Share for 1 Warrant, Expires
04/26/27, Strike Price USD 10.00)
(e)
580 $ —
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(e)
........... 3,884 —
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(e)
........... 38,747 —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
( Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(e)(f)
23,975 94,222
Volato Group, Inc., (Acquired 12/03/23,
cost $11,228) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(f)
.................. 11,228 90
638,558
Total Warrants — 0.1%
(Cost: $116,091) ................................ 702,959
Total Long-Term Investments — 80.6%
(Cost: $ 710,912,607) ............................. 646,892,924
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 3.8%
(o)
Barclays Bank plc, 0.25%, 05/06/26
(Purchased on 04/09/26 to be
repurchased at USD 351,804,
collateralized by Newell Brands,
Inc., 6.63%, due at 05/15/32, par
and fair value of USD 350,000 and
$339,774, respectively) ........ USD 352 351,750
Barclays Bank plc, 3.40%, 05/06/26
(Purchased on 04/09/26 to be
repurchased at USD 1,223,260,
collateralized by INEOS Finance
plc, 7.50%, due at 04/15/29, par and
fair value of USD 1,200,000 and
$1,185,124, respectively) ...... 1,221 1,220,724
Barclays Bank plc, 3.40%, 05/06/26
(Purchased on 04/30/26 to be
repurchased at USD 128,225,
collateralized by UKG, Inc., 6.88%,
due at 02/01/31, par and fair value
of USD 130,000 and $126,531,
respectively) ............... 128 128,213
Barclays Bank plc, 3.40%, 05/06/26
(Purchased on 04/09/26 to be
repurchased at USD 1,394,141 ,
collateralized by CCO Holdings LLC,
4.50%, due at 05/01/32, par and
fair value of USD 1,500,000 and
$1,317,237, respectively) ...... 1,391 1,391,250
Security
Par (000)
Par (000) Value
Barclays Bank plc, 3.40%, 05/06/26
(Purchased on 04/09/26 to be
repurchased at USD 171,631,
collateralized by Rivian Holdings
LLC, 10.00%, due at 01/15/31, par
and fair value of USD 170,000 and
$169,203, respectively) ........ USD 171 $ 171,275
Barclays Bank plc, 3.40%, 05/06/26
(Purchased on 04/09/26 to be
repurchased at USD 2,129,495,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 7.75%, par
and fair value of USD 2,000,000 and
$2,116,820, respectively)
(j)
...... 2,125 2,125,080
Barclays Bank plc, 3.40%, 05/06/26
(Purchased on 04/09/26 to be
repurchased at USD 2,019,938,
collateralized by Discovery Global
Holdings, Inc., 4.28%, due at
03/15/32, par and fair value of
USD 2,200,000 and $1,992,606,
respectively) ............... 2,016 2,015,750
Barclays Bank plc, 1.73%, Open
(Purchased on 01/19/26 to be
repurchased at USD 2,299,222 ,
collateralized by Aegis Lux 1a
SARL, 5.63%, due at 10/29/31, par
and fair value of EUR 1,900,000 and
$2,235,094, respectively)
(p)
..... EUR 1,950 2,288,225
Barclays Capital, Inc., 3.40%, 05/06/26
(Purchased on 04/09/26 to be
repurchased at USD 1,211,512,
collateralized by Sirius XM Radio
LLC, 5.88%, due at 04/15/32, par
and fair value of USD 1,200,000 and
$1,179,951, respectively) ...... USD 1,209 1,209,000
BNP Paribas SA, 1.15%, Open
(Purchased on 03/27/26 to be
repurchased at USD 2,327,988,
collateralized by Intralot Capital
Luxembourg SA, 6.75%, due at
10/15/31, par and fair value of
EUR 2,000,000 and $2,284,791,
respectively)
(p)
.............. EUR 1,982 2,325,611
BNP Paribas SA, 1.55%, Open
(Purchased on 04/10/26 to be
repurchased at USD 956,310,
collateralized by Infrastrutture
Wireless Italiane SpA, 1.75%, due
at 04/19/31, par and fair value
of EUR 900,000 and $942,619,
respectively)
(p)
.............. 814 955,610
BNP Paribas SA, 2.90%, Open
(Purchased on 04/28/26 to be
repurchased at USD 916,340 ,
collateralized by Altice France Lux
3, 10.00%, due at 01/15/33, par
and fair value of USD 900,000 and
$890,215, respectively)
(p)
...... USD 916 916,119
BNP Paribas SA, 3.35%, Open
(Purchased on 01/28/26 to be
repurchased at USD 622,844 ,
collateralized by Sirius XM Radio
LLC, 4.13%, due at 07/01/30, par
and fair value of USD 650,000 and
$604,818, respectively)
(p)
...... 618 617,500

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BofA Securities, Inc., 3.37%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 1,091,776,
collateralized by JetBlue Airways
Corp., 9.88%, due at 09/20/31, par
and fair value of USD 1,200,000 and
$1,117,642, respectively) ...... USD 1,088 $ 1,087,500
Goldman Sachs & Co. LLC,
3.35%, Open (Purchased on
01/21/26 to be repurchased at
USD 339,118, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value
of USD 329,000 and $328,714,
respectively)
(p)
.............. 336 335,991
J.P. Morgan Securities LLC,
3.40%, 05/01/26 (Purchased on
03/20/26 to be repurchased at
USD 1,195,724, collateralized by
Olympus Water US Holding Corp.,
7.25%, due at 02/15/33, par and
fair value of USD 1,200,000 and
$1,172,931, respectively) ...... 1,191 1,191,000
J.P. Morgan Securities LLC,
3.41%, 05/01/26 (Purchased on
03/20/26 to be repurchased at
USD 1,326,506, collateralized by
OneMain Finance Corp., 6.50%,
due at 03/15/33, par and fair value
of USD 1,400,000 and $1,371,198,
respectively) ............... 1,321 1,321,250
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
01/26/26 to be repurchased at USD
2,477,210, collateralized by Fnac
Darty SA, 6.00%, due at 04/01/29,
par and fair value of EUR 2,000,000
and $2,418,165, respectively)
(p)
.. EUR 2,101 2,466,379
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
05/27/25 to be repurchased at
USD 869,026, collateralized by
Banco Santander SA, 3.63%, par
and fair value of EUR 800,000 and
$896,809, respectively)
(j)(p)
...... 729 855,262
J.P. Morgan Securities plc,
1.75%, Open (Purchased on
01/05/26 to be repurchased at USD
752,668, collateralized by Discovery
Global Holdings, Inc., 4.69%, due
at 05/17/33, par and fair value
of EUR 660,000 and $726,177,
respectively)
(p)
.............. 638 748,520
Morgan Stanley & Co. LLC,
3.40%, 05/07/26 (Purchased on
04/08/26 to be repurchased at USD
676,717, collateralized by Discovery
Global Holdings, Inc., 4.28%, due at
03/15/32, par and fair value of USD
740,000 and $670,240, respectively) USD 675 675,250
Morgan Stanley & Co. LLC,
3.40%, 05/07/26 (Purchased on
04/08/26 to be repurchased at
USD 1,238,622, collateralized by
Discovery Global Holdings, Inc.,
5.05%, due at 03/15/42, par and
fair value of USD 1,750,000 and
$1,248,678, respectively) ...... 1,236 1,235,938
Security
Par (000)
Par (000) Value
Morgan Stanley & Co. LLC,
3.40%, Open (Purchased on
01/30/26 to be repurchased at USD
2,513,443, collateralized by McAfee
Corp., 7.38%, due at 02/15/30, par
and fair value of USD 2,980,000 and
$2,414,558, respectively)
(p)
..... USD 2,492 $ 2,492,025
Nomura Securities International,
Inc., 2.65%, Open (Purchased on
03/30/26 to be repurchased at USD
1,342,154, collateralized by MGM
Resorts International, 6.50%, due
at 04/15/32, par and fair value of
USD 1,300,000 and $1,316,445,
respectively)
(p)
.............. 1,339 1,339,000
RBC Capital Markets LLC,
1.65%, Open (Purchased on
10/15/25 to be repurchased at
USD 544,168, collateralized by
Clear Channel Outdoor Holdings,
Inc., 7.50%, due at 06/01/29, par
and fair value of USD 550,000 and
$551,012, respectively)
(p)
...... 539 539,000
RBC Capital Markets LLC,
3.05%, Open (Purchased on
03/30/26 to be repurchased at
USD 3,589, collateralized by Zayo
Group Holdings, Inc., 9.00%, due at
09/09/30, par and fair value of USD
3,833 and $3,779, respectively)
(p)
. 4 3,579
RBC Capital Markets LLC,
3.05%, Open (Purchased on
12/02/25 to be repurchased at
USD 364,198, collateralized by
Zayo Group Holdings, Inc., 9.00%,
due at 09/09/30, par and fair value
of USD 400,000 and $394,400,
respectively)
(p)
.............. 360 359,500
Total Borrowed Bond Agreements — 3.8%
(Cost: $30,296,119) .............................. 30,366,301
Shares
Shares
Money Market Funds — 16.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.54%
(q)(r)
.... 135,773,994 135,773,994
Total Money Market Funds — 16.9%
(Cost: $135,773,994) ............................. 135,773,994
Total Short-Term Securities — 20.7%
(Cost: $166,070,113) ............................. 166,140,295
Total Options Purchased — 0.2%
(Cost: $2,106,120 ) .............................. 1,095,464
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 101.5%
(Cost: $879,088,840) ............................. 814,128,683
Total Options Written — (0.1)%
(Premiums Received — $(1,512,768)) ................. (541,190)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Borrowed Bonds
Corporate Bonds — (3.4)%
France — (0.3)%
Fnac Darty SA, 6.00% ,  04/01/29 ... EUR (2,000) $ (2,418,165)
Greece — (0.3)%
Intralot Capital Luxembourg SA,
6.75% ,  10/15/31 ............ (2,000) (2,284,791)
Italy — (0.1)%
Infrastrutture Wireless Italiane SpA,
1.75% ,  04/19/31 ............ (900) (942,619)
Luxembourg — (0.6)%
Aegis Lux 1a SARL, 5.63%
,
(5.63%
Cash or 6.38% PIK), 10/29/31
(h)
.. (1,900) (2,235,094)
Altice France Lux 3,
10.00% ,  01/15/33
(g)
.......... USD (900) (890,215)
INEOS Finance plc, 7.50% ,  04/15/29
(g)
(1,200) (1,185,124)
(4,310,433)
United States — (2.1)%
CCO Holdings LLC, 4.50% ,  05/01/32 (1,500) (1,317,237)
Clear Channel Outdoor Holdings, Inc.,
7.50% ,  06/01/29
(g)
........... (550) (551,012)
Discovery Global Holdings, Inc.:
4.28% ,  03/15/32 ............ (2,940) (2,662,846)
4.69% ,  05/17/33 ............ EUR (660) (726,177)
5.05% ,  03/15/42 ............ USD (1,750) (1,248,678)
JetBlue Airways Corp.,
9.88% ,  09/20/31
(g)
........... (1,200) (1,117,642)
McAfee Corp., 7.38% ,  02/15/30
(g)
... (2,980) (2,414,558)
MGM Resorts International,
6.50% ,  04/15/32 ............ (1,300) (1,316,445)
Newell Brands, Inc., 6.63% ,  05/15/32 (350) (339,774)
Olympus Water US Holding Corp.,
7.25% ,  02/15/33
(g)
........... (1,200) (1,172,931)
OneMain Finance Corp.,
6.50% ,  03/15/33 ............ (1,400) (1,371,198)
PBF Holding Co. LLC, 6.00% , 02/15/28 (329) (328,714)
Rivian Holdings LLC,
10.00% ,  01/15/31
(g)
.......... (170) (169,203)
Sirius XM Radio LLC
(g)
:
4.13% ,  07/01/30 ............ (650) (604,818)
5.88% ,  04/15/32 ............ (1,200) (1,179,951)
UKG, Inc., 6.88% ,  02/01/31
(g)
...... (130) (126,531)
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc.,
9.00%
,
(9.00% Cash or 1.88%
PIK), 09/09/30
(a)(g)(h)
.......... USD (404) $ (398,179)
(17,045,894)
Preferred Securities — (0.4)%
Spain — (0.4)%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ............. (2,000) (2,116,820)
Banco Santander SA, (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63% ................... EUR (800) (896,809)
(3,013,629)
Total Borrowed Bonds — (3.8)%
(Proceeds: $(30,037,441)) .........................
(30,015,531)
Shares
Shares
Investments Sold Short
Investment Companies
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(q)
.......... (50,000) (4,790,000)
Janus Detroit Street Trust ........ (20,000) (947,400)
(5,737,400)
Total Investment Companies
— (0.7)%
(Proceeds: $(5,621,966)) .......................... (5,737,400)
Total Investments Sold Short — (0.7)%
(Proceeds: $(5,621,966) ) .......................... (5,737,400)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 96.9%
(Cost: $841,916,665) ............................. 777,834,562
Other Assets Less Liabilities — 3.1% ................... 24,493,799
Net Assets — 100.0% .............................. $ 802,328,361
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,057,477, representing 0.51% of its net assets as of period end, and an original cost of $3,212,722.
(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Convertible security.
(j)
Perpetual security with no stated maturity date.
(k)
Zero-coupon bond.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Rounds to less than 1,000.
(o)
Certain agreements have no stated maturity and can be terminated by either party at any time.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(p)
The amount to be repurchased assumes the maturity will be the day after the period end.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 89,144,689 $ 46,629,305
(a)
$ — $ — $ — $ 135,773,994 135,773,994 $ 2,514,363 $ —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ — 4,048,110 (8,946,010) 233,100 (125,200) (4,790,000) (50,000) (22,770) —
$ 233,100 $ (125,200) $ 130,983,994 $ 2,491,593 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 13 06/18/26 $ 1,437 $ (36,453)
U.S. Treasury 10-Year Ultra Note ............................................... 9 06/18/26 1,015 (13,769)
U.S. Treasury 2-Year Note .................................................... 125 06/30/26 25,891 (31,480)
(81,702)
Short Contracts
Euro-Bobl ............................................................... 54 06/08/26 7,317 (16,513)
Russell 2000 E-Mini Index .................................................... 24 06/18/26 3,369 (355,600)
U.S. Treasury Long Bond ..................................................... 15 06/18/26 1,690 12,134
EURO STOXX 50 Index ..................................................... 5 06/19/26 343 (18,022)
(378,001)
$ (459,703)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 3,104,039 USD 3,615,542 Bank of America NA 06/17/26 $ 35,128
EUR 1,841,861 USD 2,124,308 JPMorgan Chase Bank NA 06/17/26 41,910
USD 2,725,878 EUR 2,309,000 Barclays Bank plc 06/17/26 10,257
87,295
USD 332,229 AUD 470,000 Barclays Bank plc 06/17/26 (5,863)
USD 2,143,198 CHF 1,669,000 JPMorgan Chase Bank NA 06/17/26 (3,351)
USD 268,605,320 EUR 232,811,646 Barclays Bank plc 06/17/26 (5,205,139)
USD 2,099,063 EUR 1,785,544 BNP Paribas SA 06/17/26 (920)
USD 56,805 EUR 49,000 Deutsche Bank AG 06/17/26 (824)
USD 77,381 EUR 67,000 HSBC Bank plc 06/17/26 (1,418)
USD 26,870,919 GBP 20,229,000 JPMorgan Chase Bank NA 06/17/26 (653,321)
USD 289,534 GBP 218,000 State Street Bank and Trust Co. 06/17/26 (7,084)
(5,877,920)
$ (5,790,625)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ....................... 112 09/18/26 EUR 6,600.00 EUR 6,587 $ 35,754
EURO STOXX 50 Index ....................... 112 09/18/26 EUR 6,000.00 EUR 6,587 252,579
EURO STOXX Bank Index ..................... 294 09/18/26 EUR 310.00 EUR 3,821 37,093
Nasdaq-100 E-Mini Index ...................... 3 09/18/26 USD 29,500.00 USD 8,236 198,506
Nasdaq-100 E-Mini Index ...................... 5 09/18/26 USD 29,500.00 USD 2,785 65,975
Russell 2000 E-Mini Index ...................... 44 09/18/26 USD 3,300.00 USD 6,217 38,500
Russell 2000 E-Mini Index ...................... 44 09/18/26 USD 2,900.00 USD 6,217 259,600
888,007
Put
EURO STOXX 50 Index ....................... 352 05/15/26 EUR 5,200.00 EUR 20,703 18,797

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EURO STOXX 50 Index ....................... 352 05/15/26 EUR 5,600.00 EUR 20,703 $ 128,069
146,866
$ 1,034,873
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .......... BNP Paribas SA 315 06/18/26 USD 6,950.00 USD 2,271 $ 22,785
S&P 500 Index .......... BNP Paribas SA 211 09/18/26 USD 6,950.00 USD 1,521 37,806
$ 60,591
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ........................ 224 09/18/26 EUR 6,300.00 EUR 13,175 $ (211,238)
Russell 2000 E-Mini Index ....................... 88 09/18/26 USD 3,100.00 USD 12,434 (216,700)
(427,938)
Put
EURO STOXX 50 Index ........................ 704 05/15/26 EUR 5,400.00 EUR 41,406 (92,127)
$ (520,065)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............. BNP Paribas SA 315 06/18/26 USD 6,225.00 USD 2,271 $ (5,057)
S&P 500 Index ............. BNP Paribas SA 211 09/18/26 USD 6,225.00 USD 1,521 (16,068)
$ (21,125)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 44.V2 ..................... 5 .00 % Quarterly 06/20/30 USD 990 $ (81,158) $ (53,205) $ (27,953)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 15,825 (1,927,899) (1,804,798) (123,101)
Markit CDX North American High Yield Index
Series 45.V2 ..................... 5 .00 Quarterly 12/20/30 USD 7,920 (623,816) (487,057) (136,759)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 Quarterly 12/20/30 USD 27,160 (601,914) (578,060) (23,854)
iTraxx Europe Crossover Index Series 45.V1 . 5 .00 Quarterly 06/20/31 EUR 228 (25,490) (16,446) (9,044)
iTraxx Europe Main Index Series 45.V1 ..... 1 .00 Quarterly 06/20/31 EUR 728 (17,544) (11,326) (6,218)
iTraxx Europe Senior Financials Index Series
45.V1 ......................... 1 .00 Quarterly 06/20/31 EUR 1,937 (43,004) (22,966) (20,038)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 46.V1 ..................... 5 .00 % Quarterly 06/20/31 USD 302 $ (23,284) $ (11,878) $ (11,406)
$ (3,344,109) $ (2,985,736) $ (358,373)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 46.V1 ....... 1 .00 % Quarterly 06/20/31 BBB+ USD 100,000 $ 2,217,148 $ 2,085,944 $ 131,204
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Community Health Systems, Inc. 5 .00 % Quarterly Goldman Sachs International 06/20/26 USD 200 $ (2,248) $ 8,989 $ (11,237)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 300 (3,372) 1,921 (5,293)
Xerox Corp. ............. 1 .00 Quarterly Barclays Bank plc 12/20/26 USD 300 19,515 48,392 (28,877)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (28,371) 9,096 (37,467)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 750 (5,238) 65,696 (70,934)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 (3,562) 43,471 (47,033)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 (3,143) 41,551 (44,694)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 (2,095) 26,915 (29,010)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,500 (10,475) 182,899 (193,374)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 (3,492) 42,643 (46,135)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 (6,984) 115,535 (122,519)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (72,723) 26,816 (99,539)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (50,560) 18,679 (69,239)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 284,126 31,868 252,258
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (1,879) 2,666 (4,545)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 (9,634) 20,828 (30,462)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 775 (15,343) 11,545 (26,888)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 200 (3,165) (517) (2,648)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 (10,031) 82,188 (92,219)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 200 (3,465) 1,507 (4,972)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 750 (90,533) (52,781) (37,752)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 2,000 (46,638) (8,846) (37,792)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 12/20/30 USD 1,300 (204,758) (184,379) (20,379)
Ally Financial, Inc. ......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,000 (157,507) (144,716) (12,791)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,500 (198,643) (203,763) 5,120
American Airlines Group, Inc. .. 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 USD 500 2,214 12,326 (10,112)
American Airlines Group, Inc. .. 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 USD 500 2,214 12,326 (10,112)
Bayerische Motoren Werke AG 1 .00 Quarterly BNP Paribas SA 06/20/31 EUR 3,243 (88,486) (64,062) (24,424)
CMA CGM SA ............ 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 EUR 1,658 (188,402) (129,695) (58,707)
Constellium SE ........... 5 .00 Quarterly Bank of America NA 06/20/31 EUR 1,658 (307,545) (224,555) (82,990)
Discovery Global Holdings, Inc. 1 .00 Quarterly Bank of America NA 06/20/31 USD 705 55,408 82,199 (26,791)
HP, Inc. ................ 1 .00 Quarterly Citibank NA 06/20/31 USD 2,000 (6,133) 8,159 (14,292)
HP, Inc. ................ 1 .00 Quarterly Citibank NA 06/20/31 USD 2,000 (6,133) 8,159 (14,292)
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 3,000 (669,785) (590,381) (79,404)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
LANXESS AG ............ 1 .00 % Quarterly Barclays Bank plc 06/20/31 EUR 2,460 $ 134,161 $ 210,434 $ (76,273)
Mercedes-Benz Group AG .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 3,243 (91,680) (64,062) (27,618)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 4,500 33,695 67,003 (33,308)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 11,070 82,890 164,829 (81,939)
thyssenkrupp AG .......... 1 .00 Quarterly Barclays Bank plc 06/20/31 EUR 2,788 (5,759) 4,514 (10,273)
UniCredit SpA ............ 1 .00 Quarterly BNP Paribas SA 06/20/31 EUR 1,348 (25,106) (10,184) (14,922)
Volkswagen International
Finance NV ........... 1 .00 Quarterly Citibank NA 06/20/31 EUR 1,621 (6,537) 10,458 (16,995)
Volvo Car AB ............ 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 3,287 (519,081) (416,938) (102,143)
$ – $ – $ –
$ (2,234,283) $ (731,267) $ (1,503,016)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 712 $ 7,501 $ (584) $ 8,085
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 535 26,207 13,486 12,721
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 182 9,754 (9,490) 19,244
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 125 6,691 (6,514) 13,205
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 248 13,318 (13,338) 26,656
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/27 NR EUR 400 21,465 28,584 (7,119)
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 377 20,209 (21,578) 41,787
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 1,060 69,164 18,624 50,540
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 760 49,589 34,767 14,822
CMA CGM SA ........ 5 .00 Quarterly Bank of America NA 12/20/27 BB+ EUR 800 68,067 (6,594) 74,661
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 942 80,149 (8,562) 88,711
Bellis Acquisition Co. plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 890 38,243 6,354 31,889
ZF Europe Finance BV .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB- EUR 831 70,346 23,511 46,835
iTraxx Europe Crossover
Index Series 40.V4 .. 5 .00 Quarterly BNP Paribas SA 12/20/28 BB- EUR 2,246 208,767 130,420 78,347
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 1,257 92,745 100,412 (7,667)
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/28 B- EUR 695 44,431 49,418 (4,987)
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 NR EUR 712 79,781 (10,537) 90,318
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 695 92,231 74,801 17,430
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 10,861 1,692,081 1,095,604 596,477
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,073 478,708 270,181 208,527
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 250 (3,152) (13,506) 10,354
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 50 659 (96) 755
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 110 1,451 (352) 1,803

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 % Quarterly Bank of America NA 12/20/29 BB+ USD 50 $ 659 $ (80) $ 739
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 80 8,050 8,220 (170)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,000 100,619 137,248 (36,629)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 110 11,068 11,988 (920)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 650 65,403 74,126 (8,723)
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 06/20/30 NR USD 3,000 492,664 365,596 127,068
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 06/20/30 NR USD 650 106,744 71,187 35,557
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 332 55,767 48,499 7,268
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 324 54,361 37,455 16,906
Zegona Finance plc .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB EUR 498 83,650 62,439 21,211
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,000 95,080 114,410 (19,330)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 500 47,540 57,205 (9,665)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,000 95,080 99,035 (3,955)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 650 61,802 79,097 (17,295)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 2,000 190,160 227,936 (37,776)
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 878 158,066 110,286 47,780
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 14,114 3,107,128 2,953,499 153,629
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 6,142 1,352,131 1,422,549 (70,418)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 1,500 (40,597) (61,470) 20,873
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 500 (13,532) (19,802) 6,270
Premier Foods Finance plc 5 .00 Quarterly BNP Paribas SA 12/20/30 BB+ EUR 680 103,876 99,387 4,489
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 2,000 23,626 414 23,212
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Citibank NA 12/20/30 BB+ USD 2,000 23,626 4,970 18,656
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB+ USD 2,000 23,626 207 23,419
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 NR USD 1,000 177,362 163,157 14,205
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 NR USD 650 115,285 106,052 9,233
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 2,650 470,010 442,338 27,672
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 500 88,681 84,869 3,812
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 650 115,285 110,330 4,955
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 322 30,018 36,116 (6,098)
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 624 5,223 17,210 (11,987)
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 677 5,667 9,529 (3,862)
Albion Financing 1 SARL 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB- EUR 1,000 123,370 89,680 33,690
Albion Financing 1 SARL 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB- EUR 695 85,742 61,587 24,155
Allwyn Entertainment
Financing UK plc .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 479 65,056 63,020 2,036
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 06/20/31 NR USD 2,500 458,047 433,843 24,204
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 06/20/31 NR USD 4,000 732,875 694,148 38,727
CPI Property Group SA .. 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 289 22,281 19,131 3,150
CPI Property Group SA .. 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 289 22,281 19,162 3,119
Discovery Global Holdings,
Inc. ............. 1 .00 Quarterly
Goldman Sachs
International 06/20/31 BB USD 3,350 (263,287) (407,987) 144,700

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Discovery Global Holdings,
Inc. ............. 1 .00 % Quarterly
Goldman Sachs
International 06/20/31 BB USD 650 $ (51,086) $ (79,162) $ 28,076
Essendi SA .......... 5 .00 Quarterly Bank of America NA 06/20/31 B+ EUR 433 36,014 37,846 (1,832)
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 292 23,292 23,980 (688)
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 433 34,539 34,394 145
MGM Resorts International 5 .00 Quarterly Bank of America NA 06/20/31 BB- USD 650 94,919 75,230 19,689
MGM Resorts International 5 .00 Quarterly Bank of America NA 06/20/31 BB- USD 1,650 240,949 190,968 49,981
Multiversity SpA ....... 5 .00 Quarterly Deutsche Bank AG 06/20/31 B EUR 695 46,454 12,933 33,521
Multiversity SpA ....... 5 .00 Quarterly Deutsche Bank AG 06/20/31 B EUR 686 45,852 22,676 23,176
Newell Brands, Inc. .... 1 .00 Quarterly Barclays Bank plc 06/20/31 B+ USD 1,500 (182,351) (225,838) 43,487
Newell Brands, Inc. .... 1 .00 Quarterly Barclays Bank plc 06/20/31 B+ USD 500 (60,784) (75,279) 14,495
Nidda Healthcare Holding
GmbH ........... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 289 30,086 30,675 (589)
Opal Bidco SAS ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B+ EUR 695 80,263 57,836 22,427
Public Power Corp. SA .. 5 .00 Quarterly Bank of America NA 06/20/31 BB- EUR 289 41,617 41,252 365
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 289 51,187 50,758 429
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/31 BB+ USD 650 90,709 89,412 1,297
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/31 BB+ USD 2,000 279,105 275,115 3,990
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/31 BB+ USD 1,500 209,329 206,336 2,993
Sirius XM Radio LLC ... 5 .00 Quarterly Citibank NA 06/20/31 BB+ USD 4,000 558,211 550,229 7,982
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/31 B USD 1,650 290,677 281,021 9,656
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/31 B USD 1,000 176,168 170,316 5,852
$ 13,664,048 $ 11,372,295 $ 2,291,753
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
AMC Global Media, Inc. ....... Barclays Bank plc USD 26,932 08/23/26 0.20% 1D OBFR01 Monthly $ (740)
AMC Global Media, Inc. ....... JPMorgan Chase Bank NA 34,171 02/09/27 0.20% 1D OBFR01 Monthly 4,255
CSG NV .................. Merrill Lynch International & Co. 1,308,344 02/15/28 0.26% 1D ESTR Monthly (171,390)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 20,258 02/09/27 0.20% 1D OBFR01 Monthly (638)
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 258,685 02/09/27 0.20% 1D OBFR01 Monthly (13,867)
Synthomer plc .............. Merrill Lynch International & Co. 150,607 02/15/28 0.25% 1D SONIA Monthly 60,475
Total long positions of equity swaps (121,905)
Short contracts
(b)
Brandywine Realty Trust ....... Merrill Lynch International & Co. (14,050) 02/15/28 (0.15)% 1D OBFR01 Monthly (1,100)
Community Financial System, Inc. JPMorgan Chase Bank NA (20,460) 02/09/27 (0.15)% 1D OBFR01 Monthly (639)
CSG NV .................. Barclays Bank plc (595,830) 07/14/27 (0.26)% 1D ESTR Monthly 54,393
CVB Financial Corp. .......... JPMorgan Chase Bank NA (17,032) 02/09/27 (0.15)% 1D OBFR01 Monthly (59)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... JPMorgan Chase Bank NA (2,568,405) 02/09/27 (0.64)% 1D OBFR01 Monthly (6,086)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Merrill Lynch International & Co. (650,117) 02/15/28 (0.40)% 1D OBFR01 Monthly 646
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (427,375) 02/24/28 (0.60)% 1D OBFR01 Monthly 637
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (809,350) 02/09/27 (0.39)% 1D OBFR01 Monthly 4,731

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
iShares Preferred & Income
Securities ETF ........... Merrill Lynch International & Co. USD (1,520,960) 02/15/28 (0.50)% 1D OBFR01 Monthly $ (4,365)
Pagaya Technologies Ltd. ...... Barclays Bank plc (40,289) 08/23/26 (0.38)% 1D OBFR01 Monthly (1,145)
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (701,354) 02/09/27 (0.64)% 1D OBFR01 Monthly 1,520
      Total short positions of equity swaps 48,533
Total long and short position of equity swaps (73,372)
Net dividends and financing fees 6,452
Total equity swap contracts including dividends and financing fees $ (66,920)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 79,377,677 $ — $ 79,377,677
Common Stocks
Bermuda ............................................. — — 76,410 76,410
Canada ............................................. 72,567 — — 72,567
Chile ............................................... — — 6,600 6,600
Germany ............................................ — — 12 12
Luxembourg .......................................... — 667,045 1 667,046
United Kingdom ........................................ 51,047 — 74 51,121
United States .......................................... 1,714,431 614,664 1,951,015 4,280,110
Corporate Bonds
Angola .............................................. — 941,440 — 941,440
Australia ............................................. — — 518,140 518,140
Canada ............................................. — 5,638,143 2,643,648 8,281,791
Chile ............................................... — 137,727 — 137,727
China ............................................... — 6,292,571 — 6,292,571

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

Level 1 Level 2 Level 3 Total
Czech Republic ........................................ $ — $ 144,832 $ — $ 144,832
Denmark ............................................. — 3,981,467 — 3,981,467
Finland .............................................. — 440,016 — 440,016
France .............................................. — 16,824,929 349,100 17,174,029
Germany ............................................ — 13,666,261 585,304 14,251,565
Ireland .............................................. — 2,180,543 — 2,180,543
Israel ............................................... — 1,473,653 — 1,473,653
Italy ................................................ — 11,008,455 — 11,008,455
Japan ............................................... — 11,288,476 — 11,288,476
Jersey, Channel Islands ................................... — 1,935,502 — 1,935,502
Luxembourg .......................................... — 21,062,605 — 21,062,605
Mauritius ............................................. — — 8,751,713 8,751,713
Netherlands ........................................... — 3,122,630 — 3,122,630
Portugal ............................................. — 12,445,385 — 12,445,385
Slovenia ............................................. — 1,930,428 — 1,930,428
Spain ............................................... — 2,545,541 — 2,545,541
Sweden ............................................. — 3,668,978 — 3,668,978
Switzerland ........................................... — 3,088,484 — 3,088,484
United Kingdom ........................................ — 23,010,728 — 23,010,728
United States .......................................... — 259,195,683 23,838,943 283,034,626
Fixed Rate Loan Interests
France .............................................. — 3,111,893 — 3,111,893
Jersey, Channel Islands ................................... — — 1,452 1,452
Floating Rate Loan Interests
Austria .............................................. — 1,178,180 — 1,178,180
Cayman Islands ........................................ — 8,417 — 8,417
Finland .............................................. — 2,205,177 — 2,205,177
France .............................................. — 4,144,748 — 4,144,748
Germany ............................................ — 3,521,560 — 3,521,560
Jersey, Channel Islands ................................... — — 67,428 67,428
Luxembourg .......................................... — 6,281,056 314,211 6,595,267
Netherlands ........................................... — 1,317,685 438,263 1,755,948
New Zealand .......................................... — 3,357,651 — 3,357,651
Spain ............................................... — 2,348,932 — 2,348,932
United Kingdom ........................................ — 9,350,017 2,004,401 11,354,418
United States .......................................... — 32,618,511 3,671,006 36,289,517
Foreign Agency Obligations ................................. — 444,226 — 444,226
Non-Agency Mortgage-Backed Securities ........................ — — 3,983,984 3,983,984
Preferred Securities
Belgium ............................................. — 467,704 — 467,704
Finland .............................................. — 930,372 330,444 1,260,816
France .............................................. — 2,948,364 — 2,948,364
Germany ............................................ — 7,981,186 — 7,981,186
Greece .............................................. — 2,030,945 — 2,030,945
Italy ................................................ — 972,322 — 972,322
Japan ............................................... — 1,996,107 — 1,996,107
Luxembourg .......................................... — 1,929,199 — 1,929,199
Netherlands ........................................... — 2,818,191 — 2,818,191
Norway .............................................. — 1,466,184 — 1,466,184
Spain ............................................... — 1,370,478 — 1,370,478
Sweden ............................................. — 1,114,217 — 1,114,217
United Kingdom ........................................ — 2,553,601 — 2,553,601
United States .......................................... — 4,310,098 5,358,887 9,668,985
Warrants .............................................. 66,054 316 636,589 702,959
Short-Term Securities
Borrowed Bond Agreements ................................. — 30,366,301 — 30,366,301
Money Market Funds ...................................... 135,773,994 — — 135,773,994
Options Purchased
Equity contracts .......................................... 836,367 259,097 — 1,095,464
Unfunded Floating Rate Loan Interests
(a)
........................... — 26,836 — 26,836
Liabilities
Borrowed Bonds ......................................... — (30,015,531) — (30,015,531)
Investment Sold Short
Investment Companies .................................... (5,737,400) — — (5,737,400)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

Level 1 Level 2 Level 3 Total
Unfunded Floating Rate Loan Interests
(a)
........................... $ — $ — $ (4,132) $ (4,132)
$ 132,777,060 $ 590,097,903 $ 55,523,493 $ 778,398,456
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,930,045 $ — $ 2,930,045
Equity contracts ........................................... — 133,109 — 133,109
Foreign currency exchange contracts ............................ — 87,295 — 87,295
Interest rate contracts ....................................... 12,134 — — 12,134
Liabilities
Credit contracts ........................................... — (2,368,477) — (2,368,477)
Equity contracts ........................................... (893,687) (221,154) — (1,114,841)
Foreign currency exchange contracts ............................ — (5,877,920) — (5,877,920)
Interest rate contracts ....................................... (98,215) — — (98,215)
$ (979,768) $ (5,317,102) $ — $ (6,296,870)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ................... $ 1,579,556 $ 41,673,523 $ — $ 9,709,712 $ 3,963,065 $ 6,371,701 $ (358) $ 410,822 $ 63,708,021
Transfers into Level 3
(a)
............................ — 365,184 2,818 3,896,229 — — — — 4,264,231
Transfers out of Level 3
(b) (c)
.......................... — — — (144,881) — (657,861) — (2) (802,744)
Accrued discounts/premiums ......................... — 21,728 12,064 35,657 9,445 — — — 78,894
Net realized gain (loss) ............................ — 92,603 — (889,708) — 53,606 — (24,285) (767,784)
Net change in unrealized appreciation (depreciation)
(d)
........ 156,161 (1,779,622) (13,430) (1,078,887) 11,474 405,490 (3,774) 250,054 (2,052,534)
Purchases ..................................... 298,395 3,614,284 — 3,815,093 — — — — 7,727,772
Sales ........................................ — (7,300,852) — (8,847,906) — (483,605) — — (16,632,363)
Closing balance, as of April 30, 2026 ....................
$ 2,034,112 $ 36,686,848 $ 1,452 $ 6,495,309 $ 3,983,984 $ 5,689,331 $ (4,132) $ 636,589 $ 55,523,493
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2026
(d)
........................
$ 156,161 $ (1,957,007) $ (13,430) $ (1,118,939) $ 11,474 $ 405,490 $ (3,774) $ 229,923 $ (2,290,102)
(a)
As of July 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the fair value hierarchy.
(c)
As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Credit Relative Value Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,316,464.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 1,433,590 Market EBITDA Multiple 10.00x —
Revenue Multiple 3.00x —
Time to Exit 5.8 years —
Volatility 75% —
Income Discount for Lack of
Marketability 12% —
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36,686,847 Income Discount Rate 5% - 17% 8%
Market Direct Profit Multiple 2.00x —
Floating Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,776,699 Income Discount Rate 9% - 17% 13%
Non-Agency Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . 3,983,984 Income Discount Rate 8% —
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,689,320 Income Discount Rate 10% —
Market Revenue Multiple 5.25x - 13.20x 9.25x
Time to Exit 3.0 years —
Volatility 80% —
EBITDA Multiple 10.25x —
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 636,589 Market Time to Exit 4.9 years —
Volatility 50% —
Revenue Multiple 7.25x -13.20x 12.10x
$ 52,207,029
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate